LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term debt
Notional amount	$ 1,648.2
Deferred Financing Costs	(18.3)
Carrying Amount	1,629.9	$ 1,923.9
Fair Value	1,832.7	2,199.5
Senior notes
Long-term debt
Notional amount	1,248.2
Deferred Financing Costs	(6.3)
Carrying Amount	1,241.9	1,739.8
Fair Value	$ 1,432.7	$ 1,999.5
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
Revolving credit facility.
Long-term debt
Notional amount	$ 200.0
Carrying Amount	200.0
Fair Value	$ 200.0
Interest rate (as a percent)	1.45%	1.45%
Tasiast Mauritanie Ltd. S.A.
Long-term debt
Notional amount	$ 200.0
Deferred Financing Costs	(12.0)
Carrying Amount	188.0	$ 184.1
Fair Value	$ 200.0	$ 200.0
Interest rate (as a percent)	4.38%	4.38%
Less: current portion
Long-term debt
Notional amount	$ 40.0
Carrying Amount	40.0	$ 499.7
Fair Value		(509.3)
Long-term debt and credit facility
Long-term debt
Notional amount	1,608.2
Deferred Financing Costs	(18.3)
Carrying Amount	1,589.9	1,424.2
Fair Value	$ 1,832.7	$ 1,690.2